Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 121,658	$ 139,481
Accounts receivable, including non-trade of $14,529 (2013 - $18,084) (note 10)	20,068	19,844
Prepaid expenses	6,219	5,756
Current portion of derivative assets (note 10)	17,500	18,444
Current portion of net investments in direct financing leases (note 4)	18,105	16,441
Advances to joint venture partner (note 6a)		14,364
Advances to affiliates (notes 9b and 10)	21,036	6,634
Total current assets	204,586	220,964
Restricted cash - long-term (note 4)	498,400	497,298
Vessels and equipment
At cost, less accumulated depreciation of $444,571 (2013 - $413,074)	1,231,216	1,253,763
Vessels under capital leases, at cost, less accumulated depreciation of $159,701 (2013 - $152,020)	530,195	571,692
Advances on newbuilding contracts (notes 9e and 11a)	117,778	97,207
Total vessels and equipment	1,879,189	1,922,662
Investment in and advances to equity accounted joint ventures (notes 5, 6b and 9d)	735,171	671,789
Net investments in direct financing leases (note 4)	676,476	683,254
Other assets	48,394	28,284
Derivative assets (note 10)	101,255	62,867
Intangible assets - net	92,124	96,845
Goodwill - liquefied gas segment	35,631	35,631
Consolidated total assets	4,271,226	4,219,594
Current
Accounts payable	1,942	1,741
Accrued liabilities (notes 10 and 14)	46,876	45,796
Unearned revenue	14,295	14,342
Current portion of long-term debt (note 7)	161,596	97,114
Current obligations under capital lease (note 4)	65,716	31,668
Current portion of in-process contracts (note 5a)	6,234	1,113
Current portion of derivative liabilities (note 10)	86,626	76,980
Advances from affiliates (note 9b)	46,271	19,270
Total current liabilities	429,556	288,024
Long-term debt (note 7)	1,642,859	1,680,393
Long-term obligations under capital lease (note 4)	499,458	566,661
Long-term unearned revenue	34,929	36,689
Other long-term liabilities (notes 4 and 5c)	70,974	69,480
In-process contracts (note 5a)	28,147	3,660
Derivative liabilities (note 10)	169,867	130,903
Total liabilities	2,875,790	2,775,810
Commitments and contingencies (notes 4, 5, 7, 10, and 11)
Equity
Limited Partners	1,304,036	1,338,133
General Partner	52,103	52,526
Accumulated other comprehensive (loss) income	(1,151)	131
Partners' equity	1,354,988	1,390,790
Non-controlling interest	40,448	52,994
Total equity	1,395,436	1,443,784
Total liabilities and total equity	$ 4,271,226	$ 4,219,594